Long-term bank loans - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Less: current portion of long-term bank loans	$ (322,444,388)
Total long-term bank loans	180,976,059	$ 152,088,997
Long Term Bank Loan [Member]
Debt Instrument [Line Items]
2025	322,444,388
2026	20,866,952
2027	20,866,952
2028	20,866,952
2029 and thereafter	$ 118,375,203